As filed with the Securities and Exchange Commission on March 16, 2010.

Registration No. 333-164920

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[XX] Pre-Effective Amendment No. 1
[ ] Post-Effective Amendment No.

PRINCIPAL FUNDS, INC.
f/k/a Principal Investors Fund, Inc.
(Exact name of Registrant as specified in charter)

680 8th Street, Des Moines, Iowa 50392-2080
(Address of Registrant's Principal Executive Offices)

515-248-3842
(Registrant's Telephone Number, Including Area Code)

Michael D. Roughton
Counsel, Principal Funds, Inc.
711 High Street
Des Moines, Iowa 50392-2080
(Name and Address of Agent for Service)

Copies of all communications to:
John W. Blouch
Dykema Gossett PLLC
1300 I Street, N.W.
Washington, D.C. 20005-3353
202-906-8714; 202-906-8669 (Fax)

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Institutional, Class J, Class R-1, Class R-2, Class R-3, Class R-4, and
Class R-5 Shares common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f)
under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

Rule 461 Request for Acceleration: Attached to this filing is a transmittal letter in which the Registrant and the
Principal Underwriter request accelerated effectiveness to March 18, 2010 or as soon thereafter as practicable.

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

March 24, 2010

Dear Shareholder:

A Special Meeting of Shareholders of Principal Funds, Inc. (“PFI”) will be held at 680 8th Street, Des Moines, Iowa 50392-2080, on
May 10, 2010 at 10 a.m., Central Time.

At the meeting, shareholders of the High Quality Intermediate-Term Bond Fund (the “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (the “Plan”) providing for the reorganization of the High Quality Intermediate-Term Bond Fund into the Bond
Market Index Fund (the “Acquiring Fund”). Each of these Funds is a separate series or fund of PFI.

Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund; and (iii) the
Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Class J, Class
R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquired Fund will receive, respectively, Class J, Class
R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund. The Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on May 14, 2010. All share classes of the Acquired Fund will vote in the aggregate and not by class with respect to the Reorganization.

The Board of Directors of PFI believes that the Reorganization will serve the best interests of shareholders of both the Acquired and
Acquiring Funds. The Funds have the same investment objectives in that they both seek to provide current income. The Funds also have substantially similar principal policies and risks in that both invest primarily in investment grade fixed-income securities, although the
Acquiring Fund is an index fund that is passively managed and tracks the performance of the Barclays Capital U.S. Aggregate Bond Index
(the “Index”) while the Acquired Fund is actively managed and seeks to outperform the Index as its benchmark index. The Acquiring Fund has lower advisory fee rates and is expected to have lower expense ratios following the Reorganization. Moreover, the Reorganization may
be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.
Combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.

The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, no gain or loss will be recognized by any shareholder for federal income tax purposes as a result of the Reorganization.

*****

Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy card for shares of the
Acquired Fund you owned as of March 8, 2010, the record date for the Meeting. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

The Board of Directors has unanimously voted in favor of the proposed Reorganization and recommends that you vote FOR the
Proposal.

In order for shares to be voted at the Meeting, we urge you to read the Proxy Statement/Prospectus and then complete and mail your proxy card(s) in the enclosed postage-paid envelope, allowing sufficient time for receipt by us by May 7, 2010. As a convenience, we offer three options by which to vote your shares:

By Internet: Follow the instructions located on your proxy card.

By Phone: The phone number is located on your proxy card. Be sure you have your control number, as printed on your proxy card, available at the time you call.

By Mail: Sign your proxy card and enclose it in the postage-paid envelope provided in this proxy package.

We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the
Reorganization, please call our shareholder services department toll free at 1-800-222-5852.

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the High Quality Intermediate-Term Bond Fund:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the High Quality Intermediate-Term Bond Fund, a
separate series of Principal Funds, Inc. (“PFI”), will be held at 680 8th Street, Des Moines, Iowa 50392-2080, on May 10, 2010 at 10 a.m.,
Central Time. A Proxy Statement/Prospectus providing information about the following proposal to be voted on at the Meeting is included with this notice. The Meeting is being held to consider and vote on such proposal as well as any other business that may properly come before the Meeting or any adjournment thereof:

Proposal:	Approval of a Plan of Acquisition providing for the reorganization of the High Quality Intermediate-Term Bond Fund
(the “Fund”) into the Bond Market Index Fund.

The Board of Directors of PFI recommends that shareholders of the Fund vote FOR the Proposal.

Approval of the Proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the Fund.

Each shareholder of record at the close of business on March 8, 2010 is entitled to receive notice of and to vote at the Meeting.

Please read the attached Proxy Statement/Prospectus.

By order of the Board of Directors

Nora M. Everett
President and Chief Executive Officer
March 24, 2010
Des Moines, Iowa

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

—————————

PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD MAY 10, 2010

RELATING TO THE REORGANIZATION OF:
THE HIGH QUALITY INTERMEDIATE-TERM BOND FUND INTO
THE BOND MARKET INDEX FUND

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors (the “Board” or “Directors”)
of Principal Funds, Inc. (“PFI”) of proxies to be used at a Special Meeting of Shareholders of PFI to be held at 680 8th Street, Des Moines,
Iowa 50392-2080, on May 10, 2010, at 10 a.m., Central Time (the “Meeting”).

At the Meeting, shareholders of the High Quality Intermediate-Term Bond Fund (the “Acquired Fund”) will be asked to consider and approve a proposed Plan of Acquisition (the “Plan”) providing for the reorganization of the Acquired Fund into the Bond Market Index Fund
(the “Acquiring Fund”).

Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the Acquiring Fund shares will be distributed to the Shareholders of the Acquired Fund; and (iii) the
Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Class J, Class
R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquired Fund will receive, respectively, Class J, Class
R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund. If approved by shareholders of the
Acquired Fund, the Reorganization is expected to occur immediately after the close of regularly scheduled trading on the NYSE on May 14,
2010 (the “Effective Time”). All share classes of the Acquired Fund will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and the Form of Plan of Acquisition which is attached hereto as Appendix A.

This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of PFI contain additional information about the investments of the Acquired Fund, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected the Acquired Fund during the fiscal year ended October 31, 2009. Copies of these reports may be obtained at no charge by calling our shareholder services department toll free at 1-800-247-4123.

A Statement of Additional Information dated March 24, 2010 (the “Statement of Additional Information”) relating to this Proxy
Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Proxy
Statement/Prospectus. PFI’s Prospectuses, dated March 1, 2009 and December 21, 2009 and as supplemented (collectively the “PFI
Prospectus”), (File Nos. 33-59474 and 811-07572) and the Statements of Additional Information for PFI, dated March 1, 2010 and December
2009 and as supplemented (collectively “PFI SAI”), have been filed with the SEC and, insofar as they relate to the High Quality
Intermediate-Term Bond Fund, are incorporated by reference into this Proxy Statement/Prospectus. Copies of these documents may be obtained without charge by writing to PFI at the address noted above or by calling our shareholder services department toll free at 1-800-222-
5852. You may also call our shareholder services department toll fee at 1-800-222-5852 if you have any questions regarding the
Reorganization.

PFI is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the
“1940 Act”) and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850). Such materials are also available on the
SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy
Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement/Prospectus is March 24, 2010.

INTRODUCTION

This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund to provide information regarding the Plan and the Reorganization.

Principal Funds, Inc. PFI is a Maryland corporation and an open-end management investment company registered with the SEC under the 1940 Act. PFI currently offers 66 separate series or funds (the “PFI Funds”), including the Acquired and Acquiring Funds. The sponsor of PFI is Principal Life Insurance Company (“Principal Life”), and the investment advisor to the PFI Funds is Principal Management
Corporation (“PMC”). Principal Funds Distributor, Inc. (the “Distributor” or “PFD”) is the distributor for all share classes of the Acquired and Acquiring Funds. Principal Life, an insurance company organized in 1879 under the laws of Iowa, PMC and PFD are indirect, wholly-
owned subsidiaries of Principal Financial Group, Inc. (“PFG”). Their address is the Principal Financial Group, Des Moines, Iowa 50392-
2080.

Investment Management. Pursuant to an investment advisory agreement with PFI with respect to the Acquired and Acquiring Funds,
PMC provides investment advisory services and certain corporate administrative services to the Funds. As permitted by the investment advisory agreement, PMC has entered into sub-advisory agreements with respect to the Acquired and Acquiring Funds as follows:

Acquired Fund	Sub-Advisor
High Quality Intermediate-Term Bond Fund	Principal Global Investors, LLC (“PGI”)*

Acquiring Fund	Sub-Advisor
Bond Market Index Fund	Mellon Capital Management Corporation (“Mellon Capital”)

* Spectrum Asset Management Inc. (“Spectrum”) serves as a sub-sub-advisor to the Acquired Fund and manages a portion of its assets.

PMC and each sub-advisor and the sub-sub-advisor are registered with the SEC as investment advisors under the Investment Advisers
Act of 1940.

PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI is an affiliate of PFG.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly owned subsidiary of
Mellon Financial Corporation.

Spectrum is located at 4 High Ridge Park, Stamford, CT 06905. Spectrum is an affiliate of PFG.

THE REORGANIZATION

At its meeting held on December 14, 2009, the Board, including all the Directors who are not “interested persons” (as defined in the
1940 Act) of PFI (the “Independent Directors”), approved the Reorganization pursuant to the Plan providing for the combination of the
Acquired Fund into the Acquiring Fund. The Board concluded that the Reorganization is in the best interests of the Acquired Fund and the
Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The factors that the Board considered in deciding to approve the Reorganization are discussed below under “Information About the Reorganization –
Board Consideration of the Reorganization.”

The Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring
Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to Acquired Fund shareholders of the Acquiring Fund shares; and (iii)
the liquidation and termination of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a value equal to the value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Effective Time”). The closing date of the Reorganization is expected to be May 14, 2009. Holders of Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the
Acquired Fund will receive, respectively, Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the
Acquiring Fund. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the Form of Plan of Acquisition, which is attached hereto as Appendix A.

The Board of Directors of PFI believes that the Reorganization will serve the best interests of shareholders of both the Acquired and
Acquiring Funds. The Funds have the same investment objectives in that they both seek to provide current income. The Funds also have similar principal policies and risks in that both invest primarily in fixed-income securities held in the Barclays Capital U.S. Aggregate Bond
Index (the “Index”) with the Acquiring Fund attempting to match the Index and the Acquired Fund attempting to outperform the Index. The
Acquiring Fund has lower advisory fee rates and is expected to have lower expense ratios following the Reorganization. Moreover, the
Reorganization may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.

In the opinion of legal counsel, the Reorganization will qualify as a tax-free reorganization and, for federal income tax purposes, no gain or loss will be recognized as a result of the Reorganization by the Acquired or Acquiring Fund shareholders. See “Information About the
Reorganization – Federal Income Tax Consequences.”

The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See “Additional Information About the Funds – Purchases, Redemptions and Exchanges of Shares.”

The Acquired Fund is expected to achieve the greatest benefit from the Reorganization and, therefore, will pay all expenses and out-of-
pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $30,759. Assuming the Acquiring Fund experiences the expense ratios shown in the Annual Fund Operating Expenses table, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the Reorganization in one year.
Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. 56% of the portfolio securities of the Acquired Fund are expected to be disposed of. The estimated loss, including trading costs, would be $3,118,000 on a U.S. GAAP basis. The estimated per share capital loss would be $0.55.

PROPOSAL:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING
FOR THE REORGANIZATION OF THE
HIGH-QUALITY INTERMEDIATE TERM BOND FUND
INTO THE BOND MARKET INDEX FUND

Shareholders of the High-Quality Intermediate Term Bond Fund (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired Fund into the Bond Market Index Fund (the “Acquiring Fund.)

Comparison of Acquired and Acquiring Funds

The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the
Funds have the same investment objectives in that both seek to provide current income. The Funds also have substantially similar principal policies and risks in that both invest primarily in investment grade fixed-income securities. The Funds differ principally in that the Acquiring
Fund is an index fund that is passively managed and tracks the performance of the Barclays Capital U.S. Aggregate Bond Index (the
“Index”), while the Acquired Fund is actively managed and seeks to outperform the Index as its benchmark index. Both Funds may utilize derivatives but the Acquired Fund, and not the Acquiring Fund, may use derivatives as a principal investment strategy.

High-Quality Intermediate Term Bond Fund		Bond Market Index Fund
(Acquired Fund)		(Acquiring Fund)

Approximate Net Assets as of January 31, 2010 (unaudited):
$46,658,000		$62,415,000

Investment Advisor:	PMC
Sub-Advisors and Portfolio Managers:

PGI		Mellon Capital
William C. Armstrong has been with PGI since 1992. He earned a		David C. Kwan, CFA. Mr. Kwan is Managing Director, Fixed
Bachelor’s degree from Kearney State College and a Master’s		Income Management and Trading. He joined Mellon Capital in
degree from the University of Iowa. Mr. Armstrong has earned the		1990. He earned a B.S. in Electrical Engineering and Computer
right to use the Chartered Financial Analyst designation.		Science from University of California at Berkeley and an MBA
Timothy R. Warrick has been with PGI since 1990. He earned a		from University of California at Berkeley. He has earned the right
Bachelor’s degree in Accounting and Economics from Simpson		to use the Chartered Financial Analyst designation.
College and an MBA in Finance from Drake University. Mr.		Zandra Zelaya, CFA. Ms. Zelaya is Vice President, Portfolio
Warrick has earned the right to use the Chartered Financial		Manager, Fixed-Income. She joined Mellon Capital in 1997. She
Analyst designation.		earned a Bachelors of Science at California State University
Hayward in Finance. She has earned the right to the use the
Spectrum (Sub-sub-advisor)		Charted Financial Analyst designation.
Mark A. Lieb founded Spectrum in 1987. He earned a BA in
Economics from Central Connecticut State University and an
MBA in Finance from the University of Hartford.
L. Phillip Jacoby has been with Spectrum since 1995. He earned a
BS in Finance from Boston University.

Comparison of Investment Objectives and Strategies
Investment Objective:
Both the Acquired and Acquiring funds seek to provide current income.

Principal Investment Strategies:
The Fund invests primarily in intermediate term high-quality		Under normal circumstances, the Fund invests at least 80% of its
fixed-income securities. Under normal circumstances, the Fund		net assets (plus any borrowings for investment purposes) in debt
maintains an effective maturity of four years or less and a dollar-		securities that are held in the Barclays Capital U.S. Aggregate
weighted effective maturity of greater than three and less than ten		Bond Index. The Barclays Capital U.S. Aggregate Bond Index
years. In determining the average effective maturity of the Fund’s		represents securities that are domestic, taxable, and dollar
assets, the maturity date of a callable security or prepayable		denominated. The index covers the U.S. investment grade fixed

securities may be adjusted to reflect PGI’s judgment regarding the	rate bond market, with index components for government and
likelihood of the security being called or prepaid. The Fund	corporate securities, mortgage pass-through securities, and asset-
considers the term “bond” to mean any debt security. Under	backed securities. These major sectors are subdivided into more
normal circumstances, the Fund invests at least 80% of its assets	specific indices that are calculated and reported on a regular basis.
in:	The Fund considers the term “bond” to mean any debt security.

• securities issued or guaranteed by the U.S. government or its	The Fund uses an indexing strategy or passive investment
agencies or instrumentalities;	approach designed to track the performance of the Barclays
• asset-backed securities and mortgage-backed securities	Capital U.S. Aggregate Bond Index. The Fund maintains a dollar-
representing an interest in a pool of mortgage loans or other	weighted average maturity, duration and yield consistent with that
assets;	of the Index.
• debt securities and taxable municipal bonds rated, at the time
of purchase, AAA, AA, or A by Standard & Poor’s Rating	Because of the difficulty and expense of executing relatively small
Service (“S&P”) or Aaa, Aa, or A by Moody’s Investors	bond trades, the Fund may not always be invested in the less
Service, Inc. (“Moody’s”) or, if not rated, in PGI’s opinion,	heavily weighted Barclays Capital U.S. Aggregate Bond Index
of comparable quality; and	bonds. In addition, the Fund's ability to match the performance of
• securities issued or guaranteed by the governments of Canada	the Barclays Capital U.S. Aggregate Bond Index is affected to
(provincial or federal government) or the United Kingdom	some degree by the size and timing of cash flows into and out of
payable in U.S. dollars.	the Fund. The Fund is managed to attempt to minimize such
effects.
The rest of the Fund’s assets may be invested in:
• preferred securities and/or common stock and preferred stock	Mellon Capital attempts to mirror the investment performance of
that may be convertible (may be exchanged for a fixed	the Barclays Capital U.S. Aggregate Bond Index by allocating the
number of shares of common stock of the same issuer) or	Fund's assets in approximately the same weightings as the
may be non-convertible;	Barclays U.S. Capital Aggregate Bond Index; however, it is
• foreign securities; or	unlikely that a perfect correlation of 1.00 will be achieved.
• securities rated less than the three highest grades of S&P or
Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s)
(i.e. less than investment grade).

The Fund may enter into dollar roll transactions, which may
involve leverage. The Fund may utilize derivative
strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset,
reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.
Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Hedging and Other Strategies:
Each of the Funds may invest in inverse floating rate obligations, may engage in hedging transactions through the use of financial futures and options thereon and may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments, engage in swap agreements, and lend portfolio securities.
Each of the Funds may invest in floating rate and variable rate obligations, including participation interests therein.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to
100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.

Fundamental Investment Restrictions:
Each of the Funds is subject to nearly identical fundamental investment restrictions; the difference being that the Acquiring Fund is permitted to participate in any future PFI interfund lending program. Such restrictions may not be changed without the approval of the shareholders of the Funds. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the Funds are described in the Statement of
Additional Information.

The investment objective of each Fund may be changed by the Board of Directors of PFI without shareholder approval.

Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.

The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Fees and Expenses of the Funds
The tables below compare the fees and expenses of the shares of the Acquired and Acquiring Funds. In the Reorganization, the holders of Class R-1, Class R-2, Class R-3, Class R-4, class R-5 ("Retirement Class shares"), Class J, and Institutional Class shares of the Acquired
Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class J, and Institutional Class shares of the Acquiring
Fund.
Shareholder Fees (fees paid directly from your investment)
The following table shows the fees and expenses you may pay when you buy and redeem Class J shares of the Funds. These fees and expenses are more fully described under "Additional Information About the Funds –Costs of Investing in the Funds." The Retirement Class
and Institutional Class shares are not subject to sales charges or redemption fees.
Class J
Maximum Deferred Sales Charge (Load)	1.00%(1)
(as a percentage of dollars subject to charge)
(1) A CDSC may apply on certain redemptions made within 18 months.

Fees and Expenses as a % of average daily net assets
The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended October 31,
2009; (b) the estimated ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended August 31, 2010; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ending August 31, 2010 assuming that the Reorganization had taken place at the commencement of the fiscal year ending August 31, 2010.
Annual Fund Operating Expenses

				Total
				Operating		Total
	Management	12b-1	Other	Expense	Expense	Operating
	Fees	Fees	Expenses	Ratio	Reimbursement	Expenses
(a) High Quality Intermediate-Term Bond Fund (Acquired Fund)
Class J	0.40%	0.45%	0.39%	1.24%	N/A	1.24%
Class R-1	0.40%	0.35%	0.56%	1.31%	N/A	1.31%
Class R-2	0.40%	0.30%	0.48%	1.18%	N/A	1.18%
Class R-3	0.40%	0.25%	0.35%	1.00%	N/A	1.00%
Class R-4	0.40%	0.10%	0.31%	0.81%	N/A	0.81%
Class R-5	0.40%	N/A	0.29%	0.69%	N/A	0.69%
Institutional	0.40%	N/A	0.63%	1.03%	N/A	1.03%
(b) Bond Market Index Fund (Acquiring Fund)
Class J	0.25%	0.45%	0.37%	1.07%	N/A	1.07%
Class R-1	0.25%	0.35%	0.57%	1.17%	—	1.17%
Class R-2	0.25%	0.30%	0.49%	1.04%	—	1.04%
Class R-3	0.25%	0.25%	0.36%	0.86%	—	0.86%
Class R-4	0.25%	0.10%	0.32%	0.67%	—	0.67%
Class R-5	0.25%	N/A	0.30%	0.55%	—	0.55%
Institutional	0.25%	N/A	0.09%	0.34%	0.04%	0.30%
(c) Bond Market Index Fund (Acquiring Fund)
(Pro forma assuming Reorganization)
Class J	0.25%	0.45%	0.39%	1.09%	N/A	1.09%
Class R-1	0.25%	0.35%	0.57%	1.17%	—	1.17%
Class R-2	0.25%	0.30%	0.49%	1.04%	—	1.04%
Class R-3	0.25%	0.25%	0.36%	0.86%	—	0.86%
Class R-4	0.25%	0.10%	0.32%	0.67%	—	0.67%
Class R-5	0.25%	N/A	0.30%	0.55%	—	0.55%
Institutional	0.25%	N/A	0.07%	0.32%	0.02%	0.30%

The Distributor has voluntarily agreed to limit the Acquired and Acquiring Fund’s 12b-1 fees normally payable by the Fund. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%
for Class J shares. The expense limit may be terminated at any time.

PMC has contractually agreed to limit the Acquiring Fund’s expenses attributable to Class R-1, Class R-2, Class R-3, Class R-4, Class
R-5, and Institutional Class shares, and if necessary, pay expenses normally payable by the Acquiring Fund, excluding interest expense, through the period ending December 31, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.18% for Class R-1, 1.05% for Class R-2, 0.87% for Class R-3, 0.68% for Class R-
4, 0.56% for Class R-5, and 0.30% for Institutional shares.

PMC has voluntarily agreed to limit the Acquired Fund’s expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund excluding interest expense. The expense limit will maintain a total level of operating expenses
(expressed as a percent of average net assets on an annualized basis) not to exceed 0.45%. The expense limit may be terminated at any time.

The costs associated with the Reorganization are not reflected in the Annual Fund Operating Expenses table. The Acquired Fund will pay the costs associated with the Reorganization which are estimated to be $30,759.

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring
Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a
5% return each year. The examples also take into account the relevant contractual expense limit until the date of expiration. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund. Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
High Quality Intermediate-Term Bond Fund
(Acquired Fund)	Class J	$226	$393	$681	$1,500
	Class R-1	133	415	718	1,579
	Class R-2	120	375	649	1,432
	Class R-3	102	318	552	1,225
	Class R-4	83	259	450	1,002
	Class R-5	70	221	384	859
	Institutional	105	328	569	1,259
Bond Market Index Fund (Acquiring Fund)	Class J	209	340	590	1,306
	Class R-1	119	372	644	1,420
	Class R-2	106	331	574	1,271
	Class R-3	88	274	477	1,061
	Class R-4	68	214	373	835
	Class R-5	56	176	307	689
	Institutional	31	105	186	426
Bond Market Index Fund (Acquiring Fund)
(Pro forma assuming Reorganization)	Class J	211	347	601	1,329
	Class R-1	119	372	644	1,420
	Class R-2	106	331	574	1,271
	Class R-3	88	274	477	1,061
	Class R-4	68	214	373	835
	Class R-5	56	176	307	689
	Institutional	31	101	177	404

If you do not sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
High Quality Intermediate-Term Bond Fund
(Acquired Fund)	Class J	$126	$393	$681	$1,500
	Class R-1	133	415	718	1,579
	Class R-2	120	375	649	1,432
	Class R-3	102	318	552	1,225
	Class R-4	83	259	450	1,002
	Class R-5	70	221	384	859
	Institutional	105	328	569	1,259
Bond Market Index Fund (Acquiring Fund)	Class J	109	340	590	1,306
	Class R-1	119	372	644	1,420
	Class R-2	106	331	574	1,271
	Class R-3	88	274	477	1,061
	Class R-4	68	214	373	835
	Class R-5	56	176	307	689
	Institutional	31	105	186	426
Bond Market Index Fund (Acquiring Fund)
(Pro forma assuming Reorganization)	Class J	111	347	601	1,329
	Class R-1	119	372	644	1,420
	Class R-2	106	331	574	1,271
	Class R-3	88	274	477	1,061
	Class R-4	68	214	373	835
	Class R-5	56	176	307	689
	Institutional	31	101	177	404

Investment Management Fees/Sub-Advisory Arrangements
The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:
High Quality Intermediate-Term Bond Fund	Bond Market Index Fund
(Acquired Fund)	(Acquiring Fund)

0.40% of the first $500 million;
0.38% of the next $500 million;	0.25% on all assets.
0.36% of the next $500 million; and
0.35% of the excess over $1.5 billion.

As sub-advisors to the Funds, PGI and Mellon Capital are paid sub-advisory fees for their services. These sub-advisory fees are paid by
PMC, not by the Funds. PGI pays Spectrum a fee for its services.

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and
Acquiring Funds is available in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2009.

Comparison of Principal Investment Risks
In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have the same investment objectives and substantially similar principal policies, the Funds’ risks are substantially similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability;
nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S.
companies).
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates.
A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.
Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free passthrough of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the
Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risks Applicable to the Acquired Fund:
Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.
Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Risk Applicable to the Acquiring Fund:
Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The bar chart below shows how each the Acquired Fund’s total return has varied year-by-year, while the table below shows the each
Fund’s performance over time (along with the returns of a broad-based market index for reference). Since the Acquiring Fund began operations on December 31, 2009, only limited performance information is available A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:		Q2 '09	7.64%
Lowest return for a quarter during the period of the bar chart above:		Q3 '08	-11.07%

Average Annual Total Returns (%) (with Maximum Sales Charge) for periods ended December 31, 2009
	1 Year	5 Years	Life of Fund
High Quality Intermediate-Term Bond Fund (Acquired Fund)
--Institutional Class (before taxes) (3)	11.05%	-0.12%	2.84%
(after taxes on distributions) (1) (3)	9.26%	-1.91%	0.96%
(after taxes on distributions and sale of shares) (1) (3)	7.33%	-1.09%	1.35%
--Class R-1 (4)	10.01%	-1.00%	1.91%
--Class R-2	10.20%	-0.86%	2.06%
--Class R-3	10.46%	-0.69%	2.24%
--Class R-4	10.66%	-0.51%	2.42%
--Class R-5	10.73%	-0.37%	2.56%
--Class J (3)	9.15%	-0.82%	2.00%
Barclay Capital Aggregate Bond Index (2)	5.93%	4.97%	5.57%
Bond Market Index Fund (Acquiring Fund)
--Institutional Class (before taxes)			-0.10%
(after taxes on distributions) (1)			-0.10%
(after taxes on distributions and sale of shares) (1)			-0.07%
--Class R-1			-0.10%
--Class R-2			-0.10%
--Class R-3			-0.10%
--Class R-4			-0.10%
--Class R-5			-0.10%
--Class J			-1.11%
Barclays Capital U.S. Aggregate Bond Index (2)			5.57%

(1) After-tax returns are shown for Institutional Class shares only and would be different for the other share classes. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) Index performance does not reflect deductions for fees, expenses, or taxes.
(3) Class J and Institutional Class shares of the Acquiring Fund were first sold on March 1, 2001. The returns for periods prior to that date are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of Class J or Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(4) Class R-1 shares were first sold November 1, 2004. The returns for periods prior to that date are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of Class R-1 shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

INFORMATION ABOUT THE REORGANIZATION
Plan of Acquisition
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Form of the Plan which is attached as Appendix A to this Proxy Statement/Prospectus.
Under the Plan, the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund. We expect that the closing date will be May 14, 2010, or such earlier or later date as PMC may determine, and that the Effective Time of the Reorganization will be as of the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on that date. Each Fund will determine its net asset values as of the close of trading on the NYSE using the procedures described in its then current prospectus (the procedures applicable to the Acquired Fund and the Acquiring Fund are identical). The Acquiring Fund will issue to the Acquired Fund a number of shares of each share class with a total value equal to the total value of the net assets of the corresponding share class of the Acquired Fund outstanding at the Effective Time.
Immediately after the Effective Time, the Acquired Fund will distribute to its shareholders Acquiring Fund shares of the same class as the Acquired Fund shares each shareholder owns in exchange for all Acquired Fund shares of that class. Acquired Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund that are equal in value to the value of the shares of the Acquired Fund that are surrendered in the exchange. In connection with the exchange, the Acquiring Fund will credit on its books an appropriate number of its shares to the account of each Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder. After the Effective Time, the Acquired Fund will be dissolved in accordance with applicable law.
The Plan may be amended, but no amendment may be made which in the opinion of the Board would materially adversely affect the interests of the shareholders of the Acquired Fund. The Board may abandon and terminate the Plan at any time before the Effective Time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders of either of the
Funds.
Under the Plan, the Acquired Fund will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization.
If the Plan is not consummated for any reason, the Board will consider other possible courses of action.
Reasons for the Reorganization
The Board of Directors of PFI believes that the Reorganization will serve the best interests of shareholders of both the Acquired and
Acquiring Funds. The Funds have the same investment objectives in that they both seek to provide current income. The Funds also have substantially similar principal policies and risks in that both invest primarily in investment grade fixed-income securities, although the
Acquiring Fund is an index fund that is passively managed and tracks the performance of the Barclays Capital U.S. Aggregate Bond Index
(the “Index”) while the Acquired Fund is actively managed and seeks to outperform the Index as its benchmark index. The Acquiring Fund has lower advisory fee rates and is expected to have lower expense ratios following the Reorganization. Moreover, the Reorganization may
be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.
Combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.
Board Consideration of the Reorganization
Due to the lack of demand and scale for the Acquired Fund, t he Board, including the Independent Directors, considered the
Reorganization pursuant to the Plan at its meeting on December 14, 2009. The Board considered information presented by PMC, and the
Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:
(1)	the investment objectives and principal investment strategies and risks of the Funds;
(2)	nearly identical fundamental investment restrictions;
(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;
(4)	expense ratios and available information regarding the fees and expenses of the Funds;
(5)	composite performance information of Mellon Capital;
(6)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;
(7)	the absence of any material differences in the rights of shareholders of the Funds;
(8)	the financial strength, investment experience and resources of Mellon Capital, which currently serves as sub-advisor to the
Acquiring Fund;
(9)	any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;
(10)	the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the
Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring Fund;
(11)	the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;
(12)	the terms and conditions of the Plan; and

(13) possible alternatives to the Reorganization.

The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:
(1) it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have the same investment objectives and substantially similar principal investment strategies and risks;
(2) Mellon Capital as sub-advisor responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;
(3) the Acquiring Fund has lower advisory fee rates and, following the Reorganization, the combined Acquired and Acquiring Fund is expected to have lower overall expense ratios than the Acquired Fund;
(4) the combination of the Acquired and Acquiring Funds may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management; and
Description of the Securities to Be Issued
PFI is a Maryland corporation that is authorized to issue its shares of common stock in separate series and separate classes of series.
Each of the Acquired and Acquiring Funds is a separate series of PFI, and the Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5
and Institutional Class shares of common stock of the Acquiring Fund to be issued in connection with the Reorganization represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to, and borne solely by, that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.
All shares of PFI have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board has determined affects the interests of only a particular series or class.
The share classes of the Acquired Fund have the same rights with respect to the Acquired Fund that the share classes of the Acquiring
Fund have with respect to the Acquiring Fund.
Shares of both Funds, when issued, have no cumulative voting rights, are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share.
Federal Income Tax Consequences
To be considered a tax-free “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), a reorganization must exhibit a continuity of business enterprise. Because the Acquiring Fund will use a portion of the Acquired Fund’s assets in its business and will continue the Acquired Fund’s historic business, the combination of the Acquired Fund into the Acquiring Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free “reorganization” under applicable provisions of the Code. In the opinion of tax counsel to PFI, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the Acquiring Fund shares received by shareholders of the Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund, and their holding periods for the Acquiring Fund shares will include their holding periods for the Acquired Fund shares.
Capital Loss Carryforward. As of October 31, 2009, the Acquired Fund had an accumulated capital loss carryforward of approximately
$26,713,000. After the Reorganization, these losses will be available to the Acquiring Fund to offset its capital gains, although the amount of offsetting losses in any given year may be limited. As a result of this limitation, it is possible that the Acquiring Fund may not be able to use these losses as rapidly as the Acquired Fund might have, and part of these losses may not be useable at all. The ability of the Acquiring Fund to utilize the accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforward currently are available only to shareholders of the Acquired Fund. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of the Acquiring Fund.
Distribution of Income and Gains. Prior to the Reorganization, the Acquired Fund, whose taxable year will end as a result of the
Reorganization, will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to shareholders before the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder’s taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.
The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisors regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
The following tables show as of January 31, 2010: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring
Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund, adjusted to reflect the estimated expenses of the Reorganization, as if the Reorganization had occurred as of that date. As of January 31, 2010, the Acquired Fund outstanding six classes of shares: Class R-1,
Class R-2, Class R-3, Class R-4, Class R5, and Institutional Class The Acquiring Fund will first issue Class J shares on March 16, 2010.
The Acquired Fund will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization including printing, mailing, and legal fees. The expenses and fees the Acquired Fund will pay are expected to total $30,759.
Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. The estimated loss, including trading costs, would be $3,118,000 on a U.S. GAAP basis. The estimated per share capital loss would be $0.55.

				Shares
	Share	Net Assets	Net Asset	Outstanding
Fund	Classes	(000s)	Value Per Share	(000s)
High Quality Intermediate-Term Bond Fund	Class J	$27,336	$8.23	3,320
(Acquired Fund)	R-1	1,904	8.24	231
	R-2	2,906	8.17	356
	R-3	7,224	8.18	883
	R-4	2,012	8.17	246
	R-5	5,000	8.19	611
	Institutional	276	8.26	33
	Total	$46,658		5,680

Bond Market Index Fund	Class J	--	--	--
(Acquiring Fund)	R-1	$10	10.11	1
	R-2	10	10.11	1
	R-3	10	10.11	1
	R-4	10	10.11	1
	R-5	10	10.12	1
	Institutional	62,365	10.12	6,165
	Total	62,415		6,170

Reduction in net assets and decrease in net asset	Class J	$(18)	($0.01)	(2)
value per share of the Acquired Fund to reflect	R-1	(1)	*	**
the estimated expenses of the Reorganization	R-2	(2)	($0.01)	**
	R-3	(5)	($0.01)	(1)
	R-4	(2)	($0.01)	**
	R-5	(3)	*	**
	Institutional	**	*	**

Decrease in shares outstanding of the Acquired	Class J			(619)
Fund to reflect the exchange for shares of the	R-1			(43)
Acquiring Fund	R-2			(69)
	R-3			(168)
	R-4			(47)
	R-5			(117)
	Institutional			(6)

Bond Market Index Fund	Class J	27,318	10.12^	2,699
(Acquiring Fund)	R-1	1,913	10.11	189
(Pro Forma Assuming Reorganization)	R-2	2,914	10.11	288
	R-3	7,229	10.11	715
	R-4	2,020	10.11	200
	R-5	5,007	10.12	495
	Institutional	62,641	10.12	6,192
	Total	$109,042		10,778
* Less than .005 per share.
** Less than 500 shares.
^ Net asset value per share reflects Institutional shares net asset value as of January 31, 2010.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Certain Investment Strategies and Related Risks of the Funds
This section provides information about certain investment strategies and related risks of the Funds. The Statement of Additional
Information contains additional information about investment strategies and their related risks.
Some of the principal investment risks vary between the Funds and the variations are described above. The value of each Fund’s securities may fluctuate on a daily basis. As with all mutual funds, as the values of each Fund’s assets rise or fall, the Fund’s share price changes. If an investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Funds invest have associated risk.
Market Volatility
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.
Repurchase Agreements and Loaned Securities
The Funds may invest a portion of their assets in repurchase agreements, although this is not a principal investment strategy. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities.
This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Funds enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.
The Funds may lend their portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve risk of loss to a fund if the counterparty should fail to return such securities to the fund upon demand or if the counterparty’s collateral invested by the fund declines in value as a result of investment losses.
Currency Contracts
The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).
Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.
Forward Commitments
The Funds may enter into forward commitment agreements, although this is not a principal investment strategy. These agreements call for a fund to purchase or sell a security on a future date at a fixed price. The Funds may also enter into contracts to sell their investments either on demand or at a specific interval.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, each Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.
There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objectives.
Warrants
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.
Real Estate Investment Trusts
The Funds may invest in real estate investment trust securities, herein referred to as “REITs.” REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-
liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share.
If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-
income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.
Foreign Investing
The Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S.
companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a
Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a
Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.
Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Small and Medium Capitalization Companies
The Funds may invest in securities of companies with mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Derivatives
To the extent permitted by its investment objectives and policies, the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. A fund may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.

Generally, the Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the particular Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the sub-
advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment; and
• the counterparty may fail to perform its obligations.
Multiple Classes of Shares
The Board of Directors of PFI has adopted an 18f-3 Plan for each of the Funds. Under these plans, each of the Funds currently offers the following shares: Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class J and Institutional Class. The shares are the same except for differences in class expenses, including any Rule 12b-1 fees and any applicable sales charges, excessive trading and other fees. Additional share classes may be offered in the future by the Acquiring Fund.
Costs of Investing in the Funds
Fees and Expenses of the Funds
The fees and expenses of the Funds are described below. Depending on the class of your shares, you may incur one-time or ongoing fees or both. One-time fees include sales or redemption fees. Ongoing fees are the operating expenses of a Fund and include fees paid to the
Fund’s manager, underwriter and others who provide ongoing services to the Fund. The Class R-1, R-2, R-3, R-4, and Class R-5 shares are collectively referred to herein as the "Retirement Class shares."
Fees and expenses are important because they lower your earnings. However, lower costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge.
One-time fees
Institutional and Retirement Class Shares:
Institutional Class and Retirement Class Shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Institutional Class or Retirement Class shares of the Funds purchased with reinvested dividends or other distributions.
Class J
The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.
If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
The CDSC is not imposed on shares:
• that were purchased pursuant to the Small Amount Force Out program (SAFO);
• redeemed within 90 days after an account is re-registered due to a shareholder’s death; or
• redeemed due to a shareholder’s disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;
• redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
• sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to nonmonthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);
• that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
An excessive trading fee of 1.00% is charged on redemptions or exchanges of $30,000 or more if the shares were purchased within 30 days of the redemption or exchanges. The fee does not apply to redemptions made: through a systematic withdrawal plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the
Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of the shares’ redemption.
Ongoing fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.
Each Fund pays ongoing fees to PMC and others who provide services to the Fund. These fees include:
• Management Fee – Through the Management Agreement with the Fund, PMC has agreed to provide investment advisory services and administrative services to the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund.
• Distribution Fee – Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Retirement Class shares and Class J shares of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.

• Transfer Agent Fee. Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Funds at cost.
Retirement Class Shares Only
• Service Fee – PMC has entered into a Services Agreement with PFI under which PMC performs personal services for shareholders.
• Administrative Service Fee – PMC has entered into an Administrative Services Agreement with PFI under which PMC provides transfer agent and corporate administrative services to the Fund. In addition, PMC has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
Class J and Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders, and the cost of shareholder meetings held solely for Class J and Institutional Class shares respectively.
Distribution Plans and Intermediary Compensation

Institutional Class Shares
Neither Fund has adopted a 12b-1 Plan for Institutional Class shares.
Retirement Class Shares
PFI has adopted Distribution and Service Plans under Rule 12b-1 under the 1940 Act (a “12b-1 plan”) for the Class R-1, R-2, R-3, and
R-4 shares of each Fund. Under the 12b-1 plan, the Funds will make payments from their assets attributable to the particular share class to
PFD .for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan for any fund at the time the Board directs the implementation of the closure of the fund. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.
The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%

Retirement Plan Services. Each Fund pays a Service Fee and Administrative Services Fee to PMC for providing services to retirement plan shareholders. PMC typically pays some or all of these fees to Principal Life Insurance Company, which has entered into an agreement to provide these services to the retirement plan shareholders. PMC may also enter into agreements with other intermediaries to provide these services, and pay some or all of the Fees to such intermediaries.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan
“platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
The amounts paid to plan recordkeepers for recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.
Class J Shares
Each Fund has adopted a 12b-1 plan for its Class J shares. Under the 12b-1 Plans, the Funds may make payments from assets attributable to the particular share class to the Distributor for distribution related expenses and for providing services to shareholders of that share class.
Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.
The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above class of the Acquiring Fund is set forth below:

Share Class	12b-1 Fee
Class J	0.45%

The proceeds from the Rule 12b-1 fees paid by Class J shareholders, together with any applicable contingent deferred sales charge, are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. The Distributor also uses the fees to provide services to existing shareholders, including without limitation, services such as furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Other Payments to Financial Intermediaries
If one mutual fund sponsor makes greater payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.
Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial
Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial
Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.
As of December 1, 2009, the Distributor anticipates that intermediaries that will receive additional payments as described in the additional payments section above (other than: Rule 12b-1 Fees; Commissions, Finder’s Fees and Ongoing Payments; APF Fees; and
Expense Reimbursement) include, but are not limited to, the following:

Acsencus	MSCS Financial Services
ADP Retirement Services	New York State Deferred Compensation Plan
Alerus Retirement Solutions	Newport Retirement Plan Services
American Century Investments	National Financial Services
American General Life Insurance	Next Financial
Ameriprise	NFP Securities
Associated Financial Group	North Ridge Securities
Benefit Plan Administrators	Northwestern Mutual
Cadaret Grant	NRP Financial
Charles Schwab & Co.	NYLife Distributors LLC
Charles Schwab Trust Company	Pershing
Chase Investments Services Corp.	Plan Administrators, Inc.
Citigroup Global Markets	Principal Global Investors
Commonwealth Financial Network	Principal Life Insurance Company
CompuSys	Principal Trust Company
CPI	ProEquities
Daily Access Corporation	Prudential
Digital Retirement Solutions	Raymond James
Edward Jones	RBC Capital Markets
ePlan Services	RBC Dain Rauscher
Expert Plan	Reliance Trust Company
Farmers Financial	Robert W. Baird & Co.
Fidelity	Royal Alliance Associates, Inc.
Financial Data Services	SagePoint Financial, Inc.
Financial Network Investment Corp	Saxony Securities
First Allied Securities	Scottrade
First American Bank	Securian Financial Services
First Clearing	Securities America
Foothill Securities	SII Investments
FSC Securities	Southwest Securities
G.A. Reppie	Standard Retirement Services
Geneos Wealth Management	Stifel Nicolaus & Company
Genesis Employee Benefit	SunAmerica
GPC Securities, Inc.	T. Rowe Price Retirement Plan Services
Gunn Allen Financial	TD Ameritrade
GWFS Equities	Texas Pension Consultants
Howe Bames Investment	The Investment Center
ICMA-Retirement Corp.	Thrivent Financial
ING Financial Partners	Thrivent Investment Management
Investacorp	TransAm Securities
J.W. Cole Financial	Triad Advisors
James T. Borello & Co.	U.S. Wealth Advisors
Janney Montgomery Scott	UBS Financial Services
JP Morgan	Unison
Key Investments	Uvest Financial Services
Lincoln Financial	Vanguard Brokerage Services
Lincoln Investment Planning	VSR Financial Services
LPL	Wachovia
Mercer HR Services	Wedbush Morgan Securities
Merrill Lynch	Wells Fargo
MidAtlantic Capital	Wilmington Trust
Morgan Keegan	Workman Securities
Morgan Stanley	WRP Investments
Morgan Stanley Smith Barney

To obtain a current list of such firms, call 1-800-222-5852.
Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund’s Sub-Advisors when selecting brokers to effect portfolio transactions.
Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial
Professional for information about any fees and/or commissions that are charged.
Additionally, the Distributor and its affiliates will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries’ employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers’ conferences, transactions (“ticket”) charges, and general marketing expenses.
Pricing of Fund Shares
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the
NYSE is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King,
Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and
Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.
For all PFI Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.
NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s Net Asset Value (“NAV”)
are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.
Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time.
These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Institutional Class Shares

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.
PMC reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.
Shares may be purchased from the Distributor. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund. Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued. The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PMC’s opinion, may be disruptive to the Fund. For these purposes, PMC may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.
Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks. PMC may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.
NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by PFI, a Fund, PMC, any Sub-Advisor, or PFD.
Retirement Class Shares

The Retirement Class shares may be purchased through retirement plans, though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Only eligible purchasers may buy Retirement Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
•	retirement and pension plans to which Principal Life Insurance Company ("Principal Life") provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain retirement plan clients that have an approved organization for purposes of providing plan record keeping services.
PMC reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on R-1,
R-2, R-3, R-4, and R-5 Class shares of the Fund. Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.
The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PMC's opinion, may be disruptive to the Fund. For these purposes, PMC may consider an investor's trading history in the Fund or other Funds sponsored by
Principal Life and accounts under common ownership or control.
Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.
PMC may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.
NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, PMC, any Sub-Advisor, or Principal Funds Distributor, Inc.
Class J Shares

Class J shares are currently available only through registered representatives of:
• Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
• selected broker-dealers selling Class J shares in conjunction with health savings accounts; and
• selected broker-dealers that have entered into a selling agreement to offer Class J shares.
For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.
Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:
• the name you want to appear on the account;
• the Principal Funds in which you want to invest;
• the amount of the investment;
• your Social Security number; and
• other required information.
Each Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.
• PFI may reject or cancel any purchase orders for any reason. For example, PFI does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, PFI may reject any purchase orders from market timers or investors that, in
PMC’s opinion, may be disruptive to the Funds. For these purposes, PMC may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control. PMC may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.
• If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds
Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class
J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.
• The minimum investment applies on a per Fund level, not on the total investment being made.
To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal Funds may periodically close to new purchases of shares or refuse any order to buy shares if PMC determines that doing so would be in the best interests of Principal Funds and its shareholders. Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.
Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or Automatic
Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).
Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Automatic Investment Plan

Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic
Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by PFI, a Fund, PMC, any Sub-Advisor, or PFD.
Redemption of Fund Shares
Institutional Class Shares
Institutional Class Shares of the Funds may be redeemed upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by a Fund in proper and complete form. The Funds generally send payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
Retirement Class Shares

Subject to any restrictions imposed by a plan, Retirement Class shares may be sold back to the Funds any day the NYSE is open. For more information about how to sell shares of a Fund, including any charges that a plan may impose, please consult the plan.

The Funds generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the
Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
Class J Shares
After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
• periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.
Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
• payable to all owners on the account (as shown in the account registration) and
• mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
• when an owner has died;
• for certain employee benefit plans; or
• owned by corporations, partnerships, agents, or fiduciaries.
Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
Within 60 calendar days after the sale of J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.
The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested.
If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to nonmonthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.
Sell shares by mail:
• Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• Medallion Signature Guarantee* will be required if the:
• sell order is for more than $100,000;
• wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
• check is being sent to an address other than the account address;
• account address has been changed within 15 days of the sell order; or
• check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.
Sell shares in amounts of $100,000 or less by telephone
• The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
• The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).
The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Excessive Trading Fee. An excessive trading fee may apply to redemptions made within 30 days of purchase as described in "Frequent
Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.
Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Exchange of Fund Shares
Institutional Class and Retirement Class Shares
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:
• the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
• the share class of such other Fund is available through the plan, and
• the share class of such other Fund is available in the shareholder’s state of residence.
All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the
Fund will reject an order to purchase shares of any Fund if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
Class J Shares
Your shares in the Funds may be exchanged without a CDSC for the same share class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the to right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.
You may exchange shares by:
• sending a written request to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• completing an Exchange Authorization Form (available on www.principalfunds.com or by calling 1-800-222-5852).
• via the Internet at www.principalfunds.com.
• calling us, if you have telephone privileges on the account.
Automatic Exchange Election
This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
• completing an automatic Exchange Election form available on www.principalfunds.com,
• completing the Automatic Exchange Election section of the application,
• calling us if telephone privileges apply to the account from which the exchange is to be made, or
• sending us your written instructions.
Your automatic exchange continues until:
• you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
• your Fund account balance is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.
General
• An exchange by any joint owner is binding on all joint owners.
• If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
• All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
• You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
• For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
• accounts with identical ownership,
• an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
• a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
• a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
Excessive Trading Fee. An excessive trading fee may apply to exchanges made within 30 days of purchase as described in “Frequent
Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.
Frequent Purchases and Redemptions
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• hurt the portfolio performance of the Funds; and
• increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.
The Board of Directors of the Fund has adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
Institutional Class Shares
If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges during a year;
• Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption);
and
• Taking such other action as directed by the Fund.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.
Retirement Class Shares
The Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.
Class J Shares
Currently the Funds impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class J shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic
Exchange Election or Systematic Withdrawal Plan through an Automatic Exchange Election or a Systematic Withdrawal Plan; due to a
shareholder's death or disability (as defined in the Internal Revenue Code); to satisfy minimum distribution rules imposed by the Internal
Revenue Code; or where the application of the fee would cause a Fund to fail to be considered a “qualified default investment alternative”
under the Employee Retirement Income Security Act of 1976, as amended, and the rules and regulations thereunder. The fee is equal to

1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.
The imposition of the excessive trading fee may be waived if an intermediary, such as a retirement plan recordkeeper, through which
Fund shares are made available to shareholders is unable or unwilling to impose the fee, but is able to implement other procedures the Fund believes are reasonably designed to prevent excessive trading in Fund shares. In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
• Increasing the excessive trading fee to 2%,
• Increasing the excessive trading fee period from 30 days to as much as 90 days,
• Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
• Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
• Limit exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
• Taking such other action as directed by the Fund.
Dividends and Distributions
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The Acquired and Acquiring Funds pay their net investment income on an annual basis. The payment date is annually in December.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another PFI Fund without a sales charge (distributions of a Fund may be directed only to one receiving Fund);
or
• paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to
Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the 1940 Act and Rule 19a-1 disclosing the source of such distributions.
Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
NOTES:
• A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
• Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
• For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
Tax Considerations
Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the
Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income.
Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such
(generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.
A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
The information contained in this Proxy Statement/Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
Portfolio Holdings Information
A description of the PFI’s policies and procedures with respect to disclosure of the Funds’ portfolio securities is available in the
Statement of Additional Information.
VOTING INFORMATION
Voting procedures. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy’s exercise by: (i) sending written notice to the Secretary of Principal Funds, Inc. at Principal Financial Group, Des Moines, Iowa 50392-2080, prior to the Meeting; (ii) subsequent execution and return of another proxy prior to the Meeting; or (iii) being present and voting in person at the
Meeting after giving oral notice of the revocation to the Chairman of the Meeting.
Voting rights. Only shareholders of record at the close of business on March 8, 2010 (the “Record Date”), are entitled to vote. The shareholders of each class of shares of the Acquired Fund will vote together on the proposed Reorganization and on any other matter submitted to such shareholders. You are entitled to one vote on each matter submitted to the shareholders of the Acquired Fund for each share of the Fund that you hold, and fractional votes for fractional shares held. The Proposal requires for approval the affirmative vote of a
“Majority of the Outstanding Voting Securities,” which is a term defined in the 1940 Act to mean, with respect to the Acquired Fund, the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50%
of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.
The number of votes eligible to be cast at the Meeting as of the Record Date and other share ownership information are set forth below under the heading “Outstanding Shares and Share Ownership” in this Proxy Statement/Prospectus.
Quorum requirements. A quorum must be present at the Meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Acquired Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve a Proposal may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of counting abstentions as if they were votes against a
Proposal.
In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the Meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to the Proposal or any other matter will require the affirmative vote of the holders of a majority of the shares of the Acquired Fund cast at the Meeting. The persons named as proxies and any shareholder present at the Meeting will vote for or against any adjournment in their discretion.
Solicitation procedures. PFI intends to solicit proxies by mail. Officers or employees of PFI, PMC or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by PMC for their out-of-pocket expenses.
Expenses of the Meeting. The expenses of the Meeting will be treated as an expense related to the Reorganization and will be paid by the
Acquired Fund.

OUTSTANDING SHARES AND SHARE OWNERSHIP
The following table shows as of March 8, 2010, the Record Date, the number of each class of shares outstanding and eligible to vote for each Acquired Fund and the number of shares outstanding for each class of shares of the Acquiring Fund.

Acquired Fund		Acquiring Fund
Share Class	Shares Outstanding	Share Class	Shares Outstanding
High Quality Intermediate-Term Bond Fund		Bond Market Index Fund
Institutional	32,855.770	Institutional	23,215,284.948
Class J	3,302,928.343	Class J	0.000
Class R-1	236,818.970	Class R-1	1,000.000
Class R-2	374,711.013	Class R-2	1,000.000
Class R-3	888,666.442	Class R-3	1,000.000
Class R-4	245,709.346	Class R-4	1,000.000
Class R-5	566,668.563	Class R-5	1,000.000

As of the Record Date, the Directors and Officers of PFI together owned less than 1% of the outstanding shares of any class of shares of the Acquired or Acquiring Funds.
As of March 8, 2010, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquired Fund as indicated below:

		Percentage
Share Class	Name and Address of Shareholder	of Ownership

High Quality Intermediate-Term Bond Fund
Institutional	PERSHING LLC	84.60%
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0001

Institutional	FIRST CLEARING, LLC	8.30%
	A/C 5062-3843 SUZANNE ROPER
	22 SPARROW WALK
	NEWTOWN PA 18940-9284
R-1	DCGT AS TTEE AND/OR CUST	6.00%
	FBO PRINCIPAL FINANCIAL GROUP
	NON-QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH ST
	DES MOINES IA 50392-0001
R-1	DELAWARE CHARTER GUARANTEE & TRUST	94.00%
	FBO VARIOUS QUALIFIED PLANS
	711 HIGH STREET
	DES MOINES IA 50392-0001

R-2	DCGT AS TTEE AND/OR CUST	97.53%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED
	PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES IA 50392-0001

R-3	DCGT AS TTEE AND/OR CUST	80.78%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED
	PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES IA 50392-0001

R-4	DCGT AS TTEE AND/OR CUST	100.00%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED
	PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES IA 50392-0001

R-5	DCGT AS TTEE AND/OR CUST	5.72%
	FBO PRINCIPAL FINANCIAL GROUP
	NON-QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES IA 50392-0001

R-5	DCGT AS TTEE AND/OR CUST	66.23%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED
	PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES IA 50392-0001

As of March 8, 2010, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquiring Fund as indicated below:

Bond Market Index Fund
Institutional	LIFETIME 2010 FUND	15.54%
	ATTN MUTUAL FUND ACCOUNTING-H221
	711 HIGH ST
	DES MOINES IA 50392-0001

Institutional	LIFETIME 2020 FUND	34.28%
	ATTN MUTUAL FUND ACCOUNTING-H221
	711 HIGH ST
	DES MOINES IA 50392-0001
Institutional	LIFETIME 2030 FUND	18.15%
	ATTN MUTUAL FUND ACCOUNTING- H221
	711 HIGH ST
	DES MOINES IA 50392-0001

Institutional	LIFETIME STRATEGIC INCOME FUND	8.34%
	ATTN MUTUAL FUND ACCOUNTING- H221
	711 HIGH ST
	DES MOINES IA 50392-0001

R-1	PRINCIPAL MANAGEMENT CORPORATION	100.00%
	PRINCIPAL FINANCIAL GROUP
	ATTN: SUBSIDIARY ACCOUNT N002-E020
	711 HIGH ST
	DES MOINES IA 50392-9992

R-2	PRINCIPAL MANAGEMENT CORPORATION	100.00%
	PRINCIPAL FINANCIAL GROUP
	ATTN: SUBSIDIARY ACCOUNT N002-E020
	711 HIGH ST
	DES MOINES IA 50392-9992

R-3	PRINCIPAL MANAGEMENT CORPORATION	100.00%
	PRINCIPAL FINANCIAL GROUP
	ATTN: SUBSIDIARY ACCOUNT N002-E020
	711 HIGH ST
	DES MOINES IA 50392-9992

R-4	PRINCIPAL MANAGEMENT CORPORATION	100.00%
	PRINCIPAL FINANCIAL GROUP
	ATTN: SUBSIDIARY ACCOUNT N002-E020
	711 HIGH ST
	DES MOINES IA 50392-9992

R-5	PRINCIPAL MANAGEMENT CORPORATION	100.00%
	PRINCIPAL FINANCIAL GROUP
	ATTN: SUBSIDIARY ACCOUNT N002-E020
	711 HIGH ST
	DES MOINES IA 50392-9992

FINANCIAL HIGHLIGHTS

The financial highlights table for the Acquired Fund is intended to help investors understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended 2005 through 2009 for the Acquired Fund has been audited by Ernst & Young LLP,
Independent Registered Public Accounting Firm, whose report, along with the Acquired Fund’s financial statement, is included in PFI’s
Annual Report to Shareholders for the fiscal year ended October 31, 2009. Copies of this report are available on request as described above.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$ 8.64	$ 10.72	$ 10.79	$ 10.59	$ 10.68
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0.44	0.46	0.42	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .08	(2 .07)	(0 .16)	0.04	(0 .25)
Total From Investment Operations	0 .35	(1 .63)	0.30	0.46	0 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .64)	(0 .45)	(0 .37)	(0 .25)	(0 .11)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .64)	(0 .45)	(0 .37)	(0 .26)	(0 .17)
Net Asset Value, End of Period	$ 8.35	$ 8.64	$ 10.72	$ 10.79	$ 10.59
Total Return(b)	4 .77%	(15 .89)%	2 .85%	4.46%	0 .80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,081	$ 26,729	$ 34,054	$ 36,023	$ 36,958
Ratio of Expenses to Average Net Assets	1 .19%	1 .08%	1 .13%	1.35%	1 .35%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.18%	1 .08%
Ratio of Gross Expenses to Average Net Assets(d)	1 .24%	–	–	1.49%	1 .52%
Ratio of Net Investment Income to Average Net Assets	3 .43%	4 .36%	4 .38%	4.01%	3 .08%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .38	0.50	0.55	0.50	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .04	(2 .08)	(0 .17)	0.03	(0 .26)
Total From Investment Operations	0 .42	(1 .58)	0.38	0.53	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .70)	(0 .52)	(0 .44)	(0 .32)	(0 .14)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .70)	(0 .52)	(0 .44)	(0 .33)	(0 .20)
Net Asset Value, End of Period	$ 8.42	$ 8.70	$ 10.80	$ 10.86	$ 10.66
Total Return	5 .67%	(15 .34)%	3 .63%	5.12%	1 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 309	$ 34,727	$ 29,755	$ 13,377	$ 2,494
Ratio of Expenses to Average Net Assets	0 .45%	0 .43%	0 .40%	0.65%	0 .72%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.40%	0 .40%
Ratio of Gross Expenses to Average Net Assets(f)	1 .03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	4 .85%	5 .02%	5 .13%	4.76%	3 .90%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 8.64	$ 10.74	$ 10.80	$ 10.60	$ 10.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .25	0.41	0.45	0.41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	(2 .08)	(0 .17)	0.03	(0 .24)
Total From Investment Operations	0 .35	(1 .67)	0.28	0.44	0 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .63)	(0 .43)	(0 .34)	(0 .23)	(0 .11)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .63)	(0 .43)	(0 .34)	(0 .24)	(0 .17)
Net Asset Value, End of Period	$ 8.36	$ 8.64	$ 10.74	$ 10.80	$ 10.60
Total Return	4 .72%	(16 .18)%	2 .71%	4.20%	0 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,619	$ 1,407	$ 1,283	$ 681	$ 102
Ratio of Expenses to Average Net Assets	1 .31%	1 .31%	1 .28%	1.54%	1 .61%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.28%	1 .28%
Ratio of Net Investment Income to Average Net Assets	3 .25%	4 .12%	4 .25%	3.88%	2 .99%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 8.57	$ 10.64	$ 10.70	$ 10.51	$ 10.61
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0.44	0.46	0.41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	0 .08	(2 .06)	(0 .16)	0.03	(0 .24)
Total From Investment Operations	0 .35	(1 .62)	0.30	0.44	0 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .64)	(0 .45)	(0 .36)	(0 .24)	(0 .12)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .64)	(0 .45)	(0 .36)	(0 .25)	(0 .18)
Net Asset Value, End of Period	$ 8.28	$ 8.57	$ 10.64	$ 10.70	$ 10.51
Total Return	4 .75%	(15 .93)%	2 .88%	4.29%	0 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,426	$ 3,630	$ 51,729	$ 4,737	$ 5,503
Ratio of Expenses to Average Net Assets	1 .18%	1 .18%	1 .15%	1.46%	1 .44%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	1.15%	1 .15%
Ratio of Net Investment Income to Average Net Assets	3 .50%	4 .28%	4 .35%	3.91%	3 .04%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 8.59	$ 10.67	$ 10.73	$ 10.53	$ 10.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .29	0.44	0.48	0.43	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .07	(2 .06)	(0 .16)	0.04	(0 .24)
Total From Investment Operations	0 .36	(1 .62)	0.32	0.47	0 .09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .65)	(0 .46)	(0 .38)	(0 .26)	(0 .12)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .65)	(0 .46)	(0 .38)	(0 .27)	(0 .18)
Net Asset Value, End of Period	$ 8.30	$ 8.59	$ 10.67	$ 10.73	$ 10.53
Total Return	4 .95%	(15 .84)%	3 .06%	4.57%	0 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,878	$ 9,053	$ 9,052	$ 47,919	$ 39,642
Ratio of Expenses to Average Net Assets	1 .00%	1 .00%	0 .97%	1.28%	1 .23%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.97%	0 .97%
Ratio of Net Investment Income to Average Net Assets	3 .76%	4 .44%	4 .55%	4.09%	3 .15%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 8.59	$ 10.68	$ 10.74	$ 10.54	$ 10.62
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .29	0.46	0.50	0.45	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .09	(2 .07)	(0 .16)	0.04	(0 .26)
Total From Investment Operations	0 .38	(1 .61)	0.34	0.49	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .67)	(0 .48)	(0 .40)	(0 .28)	(0 .13)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .67)	(0 .48)	(0 .40)	(0 .29)	(0 .19)
Net Asset Value, End of Period	$ 8.30	$ 8.59	$ 10.68	$ 10.74	$ 10.54
Total Return	5 .18%	(15 .75)%	3 .26%	4.76%	1 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,058	$ 2,401	$ 3,982	$ 1,748	$ 881
Ratio of Expenses to Average Net Assets	0 .81%	0 .81%	0 .78%	1.06%	1 .12%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.78%	0 .78%
Ratio of Net Investment Income to Average Net Assets	3 .82%	4 .62%	4 .75%	4.32%	3 .55%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 8.62	$ 10.70	$ 10.77	$ 10.57	$ 10.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .32	0.47	0.51	0.46	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	0 .07	(2 .05)	(0 .17)	0.05	(0 .25)
Total From Investment Operations	0 .39	(1 .58)	0.34	0.51	0 .12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .68)	(0 .50)	(0 .41)	(0 .30)	(0 .13)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .68)	(0 .50)	(0 .41)	(0 .31)	(0 .19)
Net Asset Value, End of Period	$ 8.33	$ 8.62	$ 10.70	$ 10.77	$ 10.57
Total Return	5 .30%	(15 .52)%	3 .28%	4.89%	1 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,961	$ 7,426	$ 45,071	$ 33,012	$ 25,333
Ratio of Expenses to Average Net Assets	0 .69%	0 .69%	0 .66%	0.96%	0 .92%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	N/A	0.66%	0 .66%
Ratio of Net Investment Income to Average Net Assets	4 .11%	4 .71%	4 .87%	4.41%	3 .48%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(e)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(d) Excludes expense reimbursement from Manager and/or Underwriter.
(e) Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.
(f) Excludes expense reimbursement from Manager.

FINANCIAL STATEMENTS
The financial statements of the Acquired Fund included in PFI’s Annual Report to Shareholders for the fiscal year ended October 31,
2009 are incorporated by reference into the Statement of Additional Information and have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm. Copies of the Annual Report are available upon request as described above.
LEGAL MATTERS
Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Michael D. Roughton, Esq., Counsel to
PFI. Certain tax consequences of the Reorganization will be passed upon for the Acquiring Fund by Randy Lee Bergstrom, Esq., Assistant
Tax Counsel to PFI, and for the Acquired Fund by Carolyn F. Kolks, Esq., Assistant Tax Counsel to PFI.

OTHER INFORMATION
PFI is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of any PFI Fund must be received by
PFI a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF DIRECTORS

March 24, 2010
Des Moines, Iowa

Appendix A

FORM OF PLAN OF ACQUISITION

High Quality Intermediate-Term Bond Fund and
Bond Market Index Fund

The Board of Directors of Principal Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that Bond Market Index
Fund series of the Fund (“Bond Market Index”) acquire all of the assets of High Quality Intermediate-Term Bond Fund series of the Fund
(“High Quality Intermediate-Term Bond”) in exchange for the assumption by Bond Market Index of all of the liabilities of High Quality
Intermediate-Term Bond and shares issued by Bond Market Index which are thereafter to be distributed by High Quality Intermediate-
Term Bond pro rata to its shareholders in complete liquidation and termination of High Quality Intermediate-Term Bond and in exchange for all of High Quality Intermediate-Term Bond ’s outstanding shares.

High Quality Intermediate-Term Bond will transfer to Bond Market Index, and Bond Market Index will acquire from High Quality
Intermediate-Term Bond, all of the assets of High Quality Intermediate-Term Bond on the Closing Date and will assume from High
Quality Intermediate-Term Bond all of the liabilities of High Quality Intermediate-Term Bond in exchange for the issuance of the number of shares of Bond Market Index determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of High Quality Intermediate-Term Bond in complete liquidation and termination of High Quality Intermediate-Term
Bond and in exchange for all of High Quality Intermediate-Term Bond ’s outstanding shares. High Quality Intermediate-Term Bond will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by High Quality Intermediate-
Term Bond in proper form prior to the Closing Date shall be fulfilled by High Quality Intermediate-Term Bond. Redemption requests received by High Quality Intermediate-Term Bond thereafter will be treated as requests for redemption of those shares of Bond Market
Index allocable to the shareholder in question.

High Quality Intermediate-Term Bond will declare, and Bond Market Index may declare, to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, Bond Market Index will issue to High Quality Intermediate-Term Bond a number of full and fractional shares of
Bond Market Index, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of
High Quality Intermediate-Term Bond. The aggregate value of the net assets of High Quality Intermediate-Term Bond and Bond Market
Index shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the New
York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal Management
Corporation, 680 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on May 14, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for
Bond Market Index or High Quality Intermediate-Term Bond to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, High Quality Intermediate-Term Bond shall (a) distribute on a pro rata basis to the shareholders of record of High Quality Intermediate-Term Bond at the close of business on the Closing Date the shares of Bond Market
Index received by High Quality Intermediate-Term Bond at the Closing in exchange for all of High Quality Intermediate-Term Bond’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.

For purposes of the distribution of shares of Bond Market Index to shareholders of High Quality Intermediate-Term Bond, Bond
Market Index shall credit its books an appropriate number its shares to the Fund of each shareholder of High Quality Intermediate-Term
Bond. No certificates will be issued for shares of Bond Market Index. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of High Quality Intermediate-Term Bond, shall be deemed for all purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number of shares of Bond Market Index to be credited on the books of Bond Market Index in respect of such shares of High Quality Intermediate-Term Bond as provided above.

Prior to the Closing Date, High Quality Intermediate-Term Bond shall deliver to Bond Market Index a list setting forth the assets to be assigned, delivered and transferred to Bond Market Index, including the securities then owned by High Quality Intermediate-Term Bond and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by Bond Market Index pursuant to this Plan.

All of High Quality Intermediate-Term Bond’s portfolio securities shall be delivered by High Quality Intermediate-Term Bond’s custodian on the Closing Date to Bond Market Index or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within

A-1

the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to an Fund in the name of Bond Market Index or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from High Quality Intermediate-Term
Bond’s at its custodian to Bond Market Index’s at its custodian. If on the Closing Date High Quality Intermediate-Term Bond is unable to make good delivery to Bond Market Index’s custodian of any of High Quality Intermediate-Term Bond’s portfolio securities because such securities have not yet been delivered to High Quality Intermediate-Term Bond’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and High Quality Intermediate-Term Bond shall deliver to Bond Market Index’s custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to Bond Market Index, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by Bond Market Index.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of High Quality Intermediate-
Term Bond and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of High Quality Intermediate-Term Bond no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of High Quality Intermediate-Term Bond.

Except as expressly provided otherwise in this Plan, High Quality Intermediate-Term Bond will pay or cause to be paid all out-of-
pocket fees and expenses incurred in connection with the transactions contemplated under this Plan.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice President as of the 4th day of February, 2010.

PRINCIPAL FUNDS, INC.
on behalf of the following Acquired Fund:
High Quality Intermediate-Term Bond Fund

By:
Nora M. Everett, President

PRINCIPAL FUNDS, INC.
on behalf of the following Acquiring Fund:
Bond Market Index Fund

By:
Michael J. Beer, Executive Vice President

A-2

Appendix B

DESCRIPTION OF INDEX

The performance tables included in this Information Statement/Prospectus provide performance information of the following index. This index is described in this Appendix. An investment cannot be made directly in the index the index's performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

Barclays Capital Aggregate Bond Index represents securities that are domestic, taxable, and dollar denominated. The index covers the
U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. This index was formally known as Lehman Brothers Aggregate Bond Index.

B-1

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website **www.proxyvote.com**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

<XXXXX>1 KEEP THIS PORTION FOR YOUR RECORDS

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY

PRINCIPAL FUNDS, INC.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Sign this proxy ballot and return it as soon as possible in the enclosed envelope.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS BALLOT. PLEASE MARK, SIGN, DATE AND MAIL YOUR PROXY BALLOT IN THE ENCLOSED POSTAGE-PAID ENVELOPE. If shares are held jointly, either party may sign. If executed by a corporation, an authorized officer must sign. Executors, administrators and trustees should so indicate when signing.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

PART B
INFORMATION REQUIRED IN
A STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080
STATEMENT OF ADDITIONAL INFORMATION

Dated: March 24, 2010

This Statement of Additional Information is available to the shareholders of the High Quality Intermediate-
Term Bond Fund (the "Acquired Fund"), in connection with the proposed reorganization of the Acquired Fund into the Bond Market Index Fund (the "Acquiring Fund") (the "Reorganization"). Each of the Acquired and
Acquiring Funds is a separate series of Principal Funds, Inc. ("PFI").

This Statement of Additional Information is not a prospectus and should be read in conjunction with the
Proxy Statement/Prospectus dated March 24, 2010, relating to the Special Meeting of Shareholders of the
Acquired Fund to be held on May 10, 2010. The Proxy Statement/Prospectus, which describes the proposed
Reorganization, may be obtained without charge by writing to Principal Management Corporation, 680 8th
Street, Des Moines, Iowa 50392-2080, or by calling toll free at 1-800-222-5852.

TABLE OF CONTENTS

(1) Statement of Additional Information of PFI dated March 1, 2010, as supplemented.

(2) Audited Financial Statements of PFI for the fiscal year ended October 31, 2009, related to the Acquired
Fund.

(3) The unaudited financial statements of the Acquired Fund included in PFI's Semi-Annual Report to
Shareholders for the six-month period ended April 30, 2009.

(4) Pro Forma Financial Information for the combination of the Acquired Fund into the Acquiring Fund.

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission (File Nos. 33-59474; and
811-07572).

(1) The Statement of Additional Information of Principal Funds, Inc. ("PFI") dated March 1, 2009, (including
Supplements dated March 20, 2009, May 4, 2009, June 19, 2009, August 10, 2009, August 25, 2009,
September 21, 2009, September 30, 2009, November 12, 2009, December 17, 2009 and February 5, 2010,
and filed via EDGAR on each of those respective dates).

(2) The financial statements of the Acquired Fund included in PFI's Annual Report to Shareholders for the fiscal year ended October 31, 2009, which have been audited by Ernst & Young LLP, Independent
Registered Public Accounting Firm, as filed on Form N-CSR on December 30, 2009; and

(3) The unaudited financial statements of the Acquired Fund included in PFI's Semi-Annual Report to
Shareholders for the six-month period ended April 30, 2009, as filed on Form N-CSRS on July 6, 2009.

The Annual and Semi-Annual Reports to Shareholders of PFI are available upon request and without charge by calling toll-free at 1-800-222-5852.

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma information provided herein should be read in conjunction with the annual report of
Principal Funds, Inc. High Quality Intermediate-Term Bond Fund dated October 31, 2009.

On December 14, 2009, the Board of Directors of Principal Funds, Inc., High Quality Intermediate-Term Bond
Fund approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby, Bond Market Index
Fund will acquire all the assets of High Quality Intermediate-Term Bond Fund subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of Bond Market Index Fund.

The unaudited pro forma information set forth below for the period ended January 31, 2010 is intended to present ratios and supplemental data as if the acquisition of the High Quality Intermediate-Term Bond Fund (the
“Acquired Fund”), by the Bond Market Index Fund (the “Acquiring Fund”), had been consummated at
January 31, 2009.

Principal Management Corporation is the investment advisor for both the Acquired and the Acquiring Funds.

The management fees payable by the Acquired Fund to Principal Management Corporation are as follows:
0.40% of the first $500 million of the fund’s average daily net assets, 0.38% on the next $500 million of such assets, 0.36% on the next $500 million of such assets, and 0.35% of the excess over $1.5 billion of such assets.

The management fees payable by the Acquiring Fund to Principal Management Corporation are 0.25% of the
fund’s average daily net assets.

As of January 31, 2010, the net assets of: (i) the Acquired Fund were approximately $46,658,000 and (ii) the
Acquiring Fund were approximately $62,415,000. The net assets of the combined fund as of January 31, 2010 would have been approximately $109,042,000, reflecting a reduction of $30,759 due to estimated reorganization costs. The estimated reorganization costs do not reflect commission costs due to portfolio realignment.

On a pro forma basis for the period ended January 31, 2010, the proposed reorganization would result in the following approximate decreases to expenses charged:

Management fees	$75,000
Custodian fees	8,800
Directors expense	1,300
Professional fees	5,300
Other expense	1,100
Registration fees – Institutional	25,000

No significant accounting policies will change as a result of the proposed reorganization.
Securities held by the Acquired Fund may be sold in connection with the Reorganization in order to meet the investment objectives and strategies of the Acquiring Fund. The Acquired Fund will pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. The estimated loss, including trading costs, would be $3,118,000 on a U.S. GAAP basis. The estimated per share capital loss would be $0.55.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the
Acquisition. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Bond Market Index Fund for pre-combination periods will not be restated.

At October 31, 2009, the High Quality Intermediate-Term Bond Fund had a capital loss carryforward of approximately $26,713,000. At January 31, 2010, the Bond Market Index Fund had no capital loss carryforward.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant.
Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the
Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under
Maryland law and the Investment Company Act of 1940. Reference is made to Article VI,
Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and
Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the
Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the
Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the
Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Unless otherwise stated, all filing references are to File No. 33-59474

Item 16. Exhibits.
(1) a.	Articles of Amendment and Restatement -- Filed as Ex-99.B1.A on 04/12/1996 (Accession
No. 0000898745-96-000012)
b.	Articles of Amendment and Restatement -- Filed as Ex-99.A1.B on 09/22/00 (Accession No
0000898745-00-500024)
c.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02
(Accession No. 0001126871-02-000036)
d.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No.
0000898786-05-000254)
e.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No.
0000870786-05-000263)
f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No.
0000009713-06-000062)
g.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-
000023)
h.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
i.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No.
0000898745-09-000489)

j.	Certificate of Correction dated 9/14/00 -- Filed as Ex-99.A3 on 09/22/00 (Accession No.
0000898745-00-500024)
k.	Certificate of Correction dated 12/13/00 -- Filed as Ex-99.A3 on 10/12/01 (Accession No.
0001127048-01-500041)

l.	Articles Supplementary dated 12/11/00 -- Filed as Ex-99.A.4A on 02/25/02 (Accession No.
0000870786-02-000051)
m.	Articles Supplementary dated 3/12/01 – Filed as EX-99.A.4B on 02/25/02 (Accession No.
0000870786-02-000051)
n.	Articles Supplementary dated 4/16/02 -- Filed as Ex-99.A.4.C on 12/30/02 (Accession No.
0001126871-02-000036)

o.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No.
0001126871-02-000036)
p.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No.
0000870786-03-000031)
q.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No.
0000870786-03-000169)
r.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No.
0000870786-03-000169)
s.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No.
0000870786-03-000169)
t.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No.
0000870786-03-000202)
u.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No.
0001127048-04-000033)
v.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No.
0000870786-04-000163)
w.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No.
0000870786-04-000207)
x.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No.
0000870786-04-000242)
y.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No.
0000870786-04-000242)
z.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No.
0000870786-05-000065)
aa. Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No.
0000870786-05-000194)
bb. Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No.
0000870786-05-000194)
cc. Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No.
0000870786-05-000254)
dd. Articles Supplementary dated 12/20/05 (filed 2/28/06)
ee. Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No.
0000009713-06-000062)
ff.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No.
0000898745-07-000011)
gg. Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No.
0000898745-07-000086)
hh. Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No.
0000898745-07-000152)
ii.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No.
0000898745-07-000184)
jj.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No.
0000950137-08-002501
kk. Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No.
0000950137-08-006512)
ll.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
mm.Articles Supplementary dated 09/10/08 Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-
99.A.4 on 12/12/08 (Accession No. 0000898745-08-000166)
nn. Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No.
0000898745-08-000166)
oo. Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No.
0000898745-09-000489)
pp. Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No.
0000898745-09-000489)

qq. Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No.
0000898745-09-000489)
	rr.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No.
0000898745-09-000489)

(2)	By-laws – Filed as Ex-99(b) on 12/30/09 (Accession No. 0000898745-09-000572)

(3)	N/A

(4) Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)

(5)	Included in Exhibits 1 and 2 hereto.

(6)	(1)	a.	Amended & Restated Management Agreement dated 07/01/09 – Filed as Ex-99.D(1)u on 10/07/09 (Accession No. 0000898745-09-000489)

	(2)	a.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 02/17/09 -- Filed as Ex-99.D(21)d on 12/18/09 (Accession No. 0000898745-09-000546)

	(3)	a.	Amended & Restated Sub-Adv Agreement with PGI dtd 07/01/09 – Filed as Ex-
99.D(23)m on 10/07/09 (Accession No. 0000898745-09-000489)

	(4)	a.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-
99.D on 12/29/05 (Accession No. 0000898745-05-000035)

(7)	(1)	a.	Distribution Agreement (Class A, Class B, Class C, Class J, Preferred Class, Advisors
Preferred Class, Select Class, Advisors Select Class, Advisors Signature Class,
Institutional Class and Class S Shares dated 5/1/08 – Filed as Ex-99.E on 07/29/09
(Accession No. 0000898745-09-000354)

	(2)	a.	Selling Agreement--Advantage Classes -- Filed as Ex-99.E2A on 09/11/03 (Accession
No. 0000870786-03-000169)
		b.	Selling Agreement--J Shares -- Filed as Ex-99.E2B on 09/11/03 (Accession No.
0000870786-03-000169)

(8)	N/A

(9)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on 04/12/1996 (Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on
12/05/00 (Accession No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05 (Accession No. 0000870786-05-000263)

(10)Rule 12b-1 Plan

	(1)	Class J Plan
		a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.H on 12/30/02 (Accession No.
0001126871-02-000036)
		b.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
		c.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No.
0000870786-05-000065)
		d.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No.
0000870786-05-000263)

	e.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration
statement No. 333-137477 filed on Form N-14 on 10/6/06)
	f.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No.
0000898745-07-000011)
	g.	Amended & Restated dtd 1/1/08 – Filed as Ex-99.M.4G on 02/28/08 (Accession No.
0000950137-08-002501)
	h.	Amended & Restated dtd 1/1/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No.
0000950137-08-006512)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No.
0000950137-08-006512)

(2)	R-1 f/k/a Advisors Signature Plan – Filed as Ex-99.M on 12/13/04 (Accession No.
0000870786-04-000242)
	a.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	b.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No.
0000870786-05-000065)
	c.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No.
0000870786-05-000263)
	d.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No.
0000898745-06-000145)
	e.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No.
0000898745-07-000011)
	f.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M5F on 05/01/08 (Accession No.
0000950137-08-006512)
	g.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 6/24/08 – Filed as
Ex-99.M1J on 09/30/08 (Accession No. 0000898745-08-000083
	h.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 09/16/09 – Filed
as Ex-99.M(5)h on 10/07/09 (Accession No. 0000898745-09-000489)

(3)	R-2 f/k/a Advisors Select Plan -- Filed as Ex-99.M2 on 09/22/00 (Accession No.
0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.F on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No.
0000870786-04-000044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No.
0000870786-05-000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No.
0000870786-05-000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No.
0000898745-06-000142)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No.
0000898745-07-000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M2I on 05/01/08 (Accession No.
0000950137-08-006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 6/24/08 – Filed as
Ex-99.M2J on 09/30/08 (Accession No. 0000898745-08-000083)

	k.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 09/16/09 – Filed
as Ex-99.M(6)k on 10/07/09 (Accession No. 0000898745-09-000489)

(4)	R-3 f/k/a Advisors Preferred Plan -- Filed as Ex-99.M1 on 09/22/00 (Accession No.
0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.G on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated dtd 3/11/04 -- Filed as Ex-99.M on 03/16/04 (Accession No.
0000870786-04-00044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No.
0000870786-05-000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No.
0000870786-05-000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No.
0000898745-06-00145)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No.
0000898745-07-000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M1I on 05/01/08 (Accession No.
0000950137-08-006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 6/24/08 – Filed as
Ex-99.M3J on 09/30/08 (Accession No. 0000898745-08-000083
	i.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 09/16/09 – Filed
as Ex-99.M(7)i on 10/07/09 (Accession No. 0000898745-09-000489)

(5)	R-4 f/k/a Select Plan -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No. 0001126871-02-
000036)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.E on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No.
0000870786-04-000044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No.
0000870786-04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No.
0000870786-05-000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No.
0000870786-05-000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No.
0000898745-06-000145)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No.
0000898745-07-000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M3I on 05/01/08 (Accession No.
0000950137-08-006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 6/24/08 – Filed as
Ex-99.M5G on 09/30/08 (Accession No. 0000898745-08-000083
	k.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 09/16/09 – Filed
as Ex-99.M(8)k on 10/07/09 (Accession No. 0000898745-09-000489)

(11)	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters –
Filed as Ex-99.11 on 02/16/10 on form N-14 (Accession No. 0000898745-10-000029)

(12)	Opinion and Consent of _______________________________________________on tax matters **

(13)	N/A

(14)	Consent of Independent Registered Public Accountants
	(a)	Consent of Ernst & Young LLP dtd March 12, 2010*

(15) N/A

(16)	(a)	Powers of Attorney Ex-99.16(a) on 02/16/10 on form N-14 (Accession No. 0000898745-
10-000029)

(17)	(a)	Prospectuses dated 03/01/09, as supplemented
(1) The Prospectus for Class J shares, dated March 1, 2009, included in Post-Effective
Amendment No. 70 to the registration statement on Form N-1A (File No. 33-59474)
filed on March 2, 2009;

(2) The Prospectus for Institutional Class shares, dated March 1, 2009, included in
Post-Effective Amendment No. 68 to the registration statement on Form N-1A (File
No. 33-59474) filed on March 2, 2009;

(3) The Prospectus for R-1, R-2, R-3, R-4, and R-5 Class shares, dated March 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on Form
N-1A (File No. 33-59474) filed on March 2, 2009;

(4) Supplements to the Class J shares Prospectus dated and filed March 20, 2009, April
8, 2009, April 9, 2009, May 4, 2009, May 21, 2009, June 19, 2009, August 25, 2009,
September 18, 2009, September 30, 2009, October 16, 2009, November 12, 2009,
December 17, 2009, and January 11, 2010;

(5) Supplements to the Institutional Class shares Prospectus dated and filed March 20,
2009, April 8, 2009, April 9, 2009, April 10, 2009, May 4, 2009, May 21, 2009, June
19, 2009, July 30, 2009, August 25, 2009, September 18, 2009, October 16, 2009
November 12, 2009, December 17, 2009, and January 11, 2010;

(6) Supplements to the R-1, R-2, R-3, R-4, and R-5 Class shares Prospectus dated and filed March 20, 2009, April 8, 2009, April 9, 2009, May 4, 2009, May 21, 2009, June
19, 2009, August 25, 2009, September 18, 2009, October 16, 2009, November 12,
2009, December 17, 2009, and January 11, 2010;

	(b)	Statement of Additional Information dated March 1, 2009, included in Post-Effective
Amendment No. 66 to the registration statement on Form N-1A (File No. 33-59474) filed on February 27, 2009; and supplements thereto dated and filed on March 20, 2009, May
4, 2009, June 19, 2009, August 10, 2009, August 25, 2009, September 21, 2009,
September 30, 2009, November 12, 2009, and December 17, 2009.

	(c)	Annual Report of Principal Funds, Inc. for the fiscal year ended October 31, 2009 (filed on Form N-CSR on December 30, 2009)

*	Filed herein.
**	To be filed by amendment.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the
Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the
Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this
Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 16th of March, 2010.

Principal Funds, Inc.
(Registrant)

/s/ R. C. Eucher
R. C. Eucher
Chairman of the Board

Attest:

/s/ Beth C. Wilson
Beth C. Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	March 16, 2010
R. C. Eucher

/s/ L. A. Rasmussen
	Vice President,	March 16, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and	March 16, 2010
N. M. Everett	Chief Executive Officer
(Principal Executive Officer)

/s/ M. J. Beer
	Executive Vice President	March 16, 2010
M. J. Beer

(E. Ballantine)*
	Director	March 16, 2010
E. Ballantine

(K. Blake)*
	Director	March 16, 2010
K. Blake

(C. Damos)*
	Director	March 16, 2010
C. Damos

(R. W. Gilbert)*
	Director	March 16, 2010
R. W. Gilbert

(M. A. Grimmett)*
	Director	March 16, 2010
M. A. Grimmett

(F. S. Hirsch)*
	Director	March 16, 2010
F. S. Hirsch

(W. C. Kimball)*
	Director	March 16, 2010
W. C. Kimball

(B. A. Lukavsky)*
	Director	March 16, 2010
B. A. Lukavsky

(W. G. Papesh)*
	Director		March 16, 2010
W. G. Papesh

(D. Pavelich)*
	Director		March 16, 2010
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer *
Executive Vice President

*Pursuant to Powers of Attorney previously filed on
February 16, 2010

EXHIBIT INDEX
Exhibit No.	Description
4	Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy
Statement/Prospectus)
12	Opinion and Consent of ___________________________________ - on tax matters**
14(a)	Consent of Ernst & Young LLP, Independent Registered Public Accountants dtd 03/12/2010
** to be filed by amendment